CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Other comprehensive income (loss), net of tax	$ (792)	$ (1,061)	$ (1,303)